GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Goodwill And Identifiable Intangible Assets Net
Goodwill impairment	$ 0	$ 0